SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Estimated Useful Lives of Property and Equipment

Property and equipment, net, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Building	45 - 48 years
Computers and software	3 - 5 years
Furniture and office equipment	5 - 17 years
Motor vehicles	5 years
Leasehold improvements	the shorter of lease terms or the estimated useful lives

Estimated Economic Lives of Acquired Intangible Assets with Finite Lives

Contract backlog, non-compete agreements, trademark, software copyright, core technology and product technology are amortized using the straight-line method over the following estimated economic lives:

Customer base	1.8 - 6 years
Contract backlog	0.3 - 1.3 years
Non-compete agreements	3 - 5 years
Trademark	4.4 years
Software copyright	1 - 5 years
Core technology	6 years
Product technology	5 years

Clients Accounting for Ten Percent or More of Total Net Revenues	Client accounting for 10% or more of total net revenues is as follows:

	For the year ended December 31,
	2011		2012		2013
	Amount	%	Amount	%	Amount	%

Client A	$65,406	23	$98,774	26	$130,009	29

Clients Accounting For Ten Percent or More of Accounts Receivable	Client accounting for 10% or more of accounts receivable is as follows:

	As of December 31,
	2012		2013
	Amount	%	Amount	%

Client A	$59,734	30	$67,419	27